Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 16, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2024
Prospectus Date	rr_ProspectusDate	Mar. 07, 2024
YieldMaxTM Short N100 Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective as the date of this supplement:

•	The first paragraph of the sub-section entitled “Covered Put Writing” on page 3 of the Summary Prospectus and page 4 Statutory Prospectus, is hereby amended and restated in its entirety to read as follows:

“As part of its strategy, the Fund will write (sell) put option contracts on the Index to generate income. The put options written (sold) by the Fund will generally have 1-month or less expiration dates (the “Put Period”) and a strike level that is approximately 0%-15% below then-current Index level at the time of such sales.”
•	In the table entitled “YieldMaxTM Short N100 Option Income Strategy ETF – Principal Holdings” on page 5 of the Summary Prospectus and page 6 of the Statutory Prospectus, the row for “Sold (short) put option contracts” is amended and restated in its entirety as follows:

Portfolio Holdings (All options are based on the Index level)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Sold (short) put option contracts

The strike level is approximately 0%-15% below then-current level of the Index at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.

YieldMaxTM Short N100 Option Income Strategy ETF | YieldMaxTM Short N100 Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YQQQ